Related party transactions - Related Party Agreements with Seadrill Partners Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
		Apr. 14, 2015	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jan. 02, 2014
Related Party Transaction [Line Items]
Revenues related party				$ 110,000,000	$ 100,000,000	$ 119,000,000
Secured Debt | US$1,200 facility
Related Party Transaction [Line Items]
Maximum borrowing capacity								$ 1,200,000,000
Seadrill Partners LLC | Secured Debt | West Vencedor Loan Agreement
Related Party Transaction [Line Items]
Balloon payment to be paid		$ 21,000,000					$ 70,000,000
Basis spread on variable rate (as percent)		2.25%
Guarantee fee percentage (as percent)		1.40%
Equity Method Investee | Minimum
Related Party Transaction [Line Items]
Management fee (as percent)				4.50%
Equity Method Investee | Maximum
Related Party Transaction [Line Items]
Management fee (as percent)				8.00%
Equity Method Investee | Seadrill Partners LLC
Related Party Transaction [Line Items]
Technical and administrative service agreement fee (as percent)									5.00%
Equity Method Investee | Seadrill Partners LLC | Seadrill Management
Related Party Transaction [Line Items]
Management service agreement termination notice period			90 days
Equity Method Investee | Seadrill Partners LLC | Seadrill Management | Minimum
Related Party Transaction [Line Items]
Management fee (as percent)				4.85%
Equity Method Investee | Seadrill Partners LLC | Seadrill Management | Maximum
Related Party Transaction [Line Items]
Management fee (as percent)				8.00%
Subsidiaries | Rig Financing Agreements
Related Party Transaction [Line Items]
Interest income, related party				$ 6,000,000	12,000,000	16,000,000
Subsidiaries | Seadrill Partners LLC
Related Party Transaction [Line Items]
Revenues related party	[1],[2]			75,000,000	65,000,000	75,000,000
Rig operating expenses recharged by Seadrill Partners	[3]			5,000,000	11,000,000	13,000,000
Bareboat charter arrangements	[4]			3,000,000	10,000,000	2,000,000
Interest income, related party	[5]			6,000,000	12,000,000	16,000,000
Derivatives recharged to Seadrill Partners	[6]			1,000,000	4,000,000	10,000,000
Subsidiaries | Seadrill Partners LLC | Interest Rate Swap
Related Party Transaction [Line Items]
Derivatives recharged to Seadrill Partners				1,000,000	1,000,000	$ 10,000,000
Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				0	119,000,000
Affiliated Entity | West Vencedor | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				$ 25,000,000	$ 41,000,000

[1]	Management and administrative service agreementsCertain subsidiaries of Seadrill Partners are in a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides to Seadrill Partners certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee to be agreed upon from time to time by the parties. In April 2016, the agreement was extended for an indefinite term and can be terminated providing 90 days written notice. During the twelve months ended December 31, 2017, the management fee has ranged from 4.85% to 8% of costs and expenses incurred in connection with providing these services.
[2]	Technical and administrative service agreement Certain subsidiaries of Seadrill Partners entered into advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by our subsidiaries are charged at cost plus service fee equal to approximately 5% of costs and expenses incurred in connection with providing these services. Income recognized under the above agreements (a) & (b) for the period ended December 31, 2017 was $75 million (2016: $65 million; 2015: $75 million).
[3]	Rig operating costs charged by Seadrill PartnersSeadrill Partners has charged to Seadrill, through its Nigerian service company, certain services, including the provision of onshore and offshore personnel, which was provided for the West Jupiter and West Saturn drilling rigs operating in Nigeria. The total rig operating expenses incurred for the period ending December 31, 2017 was $5 million (2016: $11 million; 2015: $13 million).
[4]	Bareboat charter arrangementsIn connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of Seadrill Partners, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of Seadrill Partners, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For year ended December 31, 2017 the net effect to Seadrill of the bareboat charters was an expense of $3 million (2016: $10 million, 2015: $2 million).The contract was terminated effective April 19, 2017 on completion of the rig's contract with Hibernia Management.
[5]	Interest expenses and loss on derivativesThe total interest charged to Seadrill Partners for the loan arrangements, including commitment fees and other fees, was $6 million for the period ending December 31, 2017 (2016: $12 million; 2015: $16 million). Refer to the sections below for details on the financing arrangements.
[6]	Derivative interest rate swap agreementsWe previously held interest rate swap agreements with Seadrill Partners on a back to back basis with certain of our own interest rate swap agreements. On commencement of Chapter 11 proceedings the derivative position held by Seadrill was cancelled and held at the claimed value by the derivative counterparty. This resulted in no further recharged gains or losses on derivatives after September 12, 2017. The total net derivative gains and losses charged to Seadrill Partners for the year ended December 31, 2017 was $1 million, (2016: $1 million; 2015: $10 million).